Investment Objectives and Goals	Aug. 28, 2025
EIC Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	EIC VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The EIC Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Pacific Capital Tax-Free Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	PACIFIC CAPITAL TAX-FREE SECURITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pacific Capital Tax-Free Securities Fund (the “Tax-Free Securities Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax.
Pacific Capital Tax-Free Short Intermediate Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	PACIFIC CAPITAL TAX-FREE SHORT INTERMEDIATE SECURITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Tax-Free Intermediate Fund” or the “Fund”) seeks high current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund.

Pacific Capital U.S. Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	PACIFIC CAPITAL U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Pacific Capital U.S. Government Money Market Fund (the “Fund”) is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

Polen Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Polen Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN GLOBAL GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Global Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Polen International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN INTERNATIONAL GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen International Growth Fund (“the Fund”) seeks to achieve long-term growth of capital.
Polen U.S. Small Company Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN U.S. SMALL COMPANY GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen U.S. Small Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Polen Emerging Markets Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN EMERGING MARKETS GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Emerging Markets Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Polen U.S. SMID Company Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN U.S. SMID COMPANY GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen U.S. SMID Company Growth Fund (the “Fund”) seeks to achieve long-term growth of capital.
Polen Opportunistic High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	POLEN OPPORTUNISTIC HIGH YIELD FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Opportunistic High Yield Fund (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Polen High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen High Income ETF (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Polen Floating Rate Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Polen Floating Rate Income ETF (the “Fund”) seeks to achieve overall total return consisting of a high level of current income together with long-term capital appreciation.
Private Capital Management Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	PRIVATE CAPITAL MANAGEMENT VALUE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Private Capital Management Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.